Fair Value Measurements - Summary of Liabilities Measured At Fair Value Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 5,172	$ 23,429	$ 20,584
Embedded derivative recognized under Term Loan 2	0	51,328	0
Embedded derivative derecognized due to extinguishment of Term Loan 2	0	(64,092)	0
Contingent consideration recognized due to acquisitions	47,900	2,695	0
Warrants acquired in the Business Combination	163,058	0	0
Contingent consideration reclassified to due to seller	(756)	(16,059)	0
Contingent consideration settled through equity	0	(1,958)	0
Contingent consideration payments	(2,213)	(3,000)	0
Ending Balance	118,567	5,172	23,429
Embedded Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value adjustments	0	12,764	0
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value adjustments	(11,680)	65	2,845
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value adjustments	$ (82,914)	$ 0	$ 0